Stockholders' Equity (Details) - MXN ($) $ in Thousands		12 Months Ended
	Mar. 10, 2020	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Fixed capital, Shares (in Shares)		90,850,000
Percentage of legal reserve		5.00%
Percentage of nominal capital		20.00%
Legal reserve amount		$ 484,046	$ 484,046
Nominal stockholder´s equity percentage		20.00%
Reserve		$ 5,000,000
Treasury shares		35,128,483	34,465,803
Treasury amount		2,176,149	2,101,652
Profit (loss) on treasury shares		$ 0	$ 0
Dividend paid	$ 1,990,000
Class I Shares [Member]
Stockholders' Equity (Details) [Line Items]
Fixed capital, Shares (in Shares)		90,850,050
Class II Shares [Member]
Stockholders' Equity (Details) [Line Items]
Fixed capital, Shares (in Shares)		406,859,164